Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hedging derivatives
Balance at January 1	$ 1,383
Valuation adjustments	(1,585)	$ (1,095)	$ (612)
Amounts reclassified to consolidated income statement	118	1,785	1,479
Cash flow hedges ineffectiveness	(2)	(2)	(4)
Income taxes	440	(207)	(260)
Balance at December 31	356	1,383
Cash flow hedges
Hedging derivatives
Balance at January 1	1,383	900	293
Valuation adjustments	(1,585)	(1,095)	(612)
Amounts reclassified to consolidated income statement	118	1,785	1,479
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	120	1,787	1,483
Cash flow hedges ineffectiveness	(2)	(2)	(4)
Income taxes	440	(207)	(260)
Balance at December 31	356	$ 1,383	$ 900
Cash flows to be received	3,351
Cash flows to be paid	(2,843)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	373
Cash flows to be paid	(354)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	1,114
Cash flows to be paid	(780)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	1,845
Cash flows to be paid	(1,564)
Cash flow hedges | More than 5 years/2023 and thereafter
Hedging derivatives
Cash flows to be received	19
Cash flows to be paid	$ (145)